Income taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Provision for income taxes:
Domestic (Israel)	$ 5	$ 0	$ 0
Foreign (U.S)	166	24	0
Total current provision for income taxes	171	24	0
Previous years adjustments - foreign	50	0	0
Deferred tax benefit - foreign	(5)	0	0
Total provision for income tax	$ 216	$ 24	$ 0